CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net loss	$ (1,057)		$ (22,149)	$ (18,885)
Adjustments to profit and loss items:
Loss (profit) from discontinued operation	(4,608)		7,616
Depreciation and amortization	577		567	589
Share-based compensation	645		1,363	3,171
Revaluation of liabilities in respect of IIA grants	287		229	(1,298)
Revaluation of contingent consideration for purchase of shares	758		351	(1,621)
Other income from settlement agreement	(7,537)
Increase in severance pay liability, net	19		111	125
Net financing income	(412)		(349)	(414)
Un-realized foreign currency (gain) loss	182		(185)	(94)
Adjustments to profit and loss items, total	(10,089)		9,703	458
Changes in asset and liability items:
Decrease (increase) in trade receivables	(211)		28	(107)
Decrease (increase) in inventories	206		(1,042)	873
Decrease (increase) in other receivables and long term deposits	(306)		(1,227)	33
Increase (decrease) in trade payables and accrued expenses	(536)		(135)	2,195
Decrease in other payables and deferred revenues	(161)		(70)	(1,012)
Changes in asset and liability items, total	(1,008)		(2,446)	1,982
Net cash used in continuing operating activities	(12,154)		(14,892)	(16,445)
Net cash used in discontinued operating activities			(1,563)
Net cash used in operating activities	(12,154)		(16,455)	(16,445)
Cash Flows from Investing Activities:
Purchase of property and equipment	(522)		(1,045)	(671)
Purchase of intangible assets	(12)		(30)	(30)
Interest received	106		349	407
Proceeds from (investments in) short term bank deposits, net	(16,612)		1,163	2,110
Net cash provided by (used in) investing activities	(17,040)		437	1,816
Cash Flows from Financing Activities:
Proceeds from exercise of options		[1]	7	7
Proceeds from issuance of shares, net			22,658
Proceeds from the IIA grants, net of re-payment	46		330	900
Net cash provided by financing activities	46		22,995	907
Exchange rate differences on cash and cash equivalent balances	(205)		226	86
Increase (decrease) in cash and cash equivalents from continuing activities	(29,353)		8,766	(13,636)
Decrease in cash and cash equivalents from discontinued activities			(1,563)
Balance of cash and cash equivalents at the beginning of the year	36,069		28,866	42,502
Balance of cash and cash equivalents at the end of the year	$ 6,716		$ 36,069	$ 28,866

[1]	Represents an amount lower than $1.